BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (17.9%)
$2,640,000	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1,2	12/20/30	3.199%	$2,537,096
2,270,000	ABPCI Direct Lending Fund ABS II LLC 2022-2A1,2	03/01/32	4.987	2,104,970
1,227,473	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,214,881
1,480,000	Ares PBN Finance Co. LLC[1,2]	09/15/36	6.000	1,406,000
3,533,037	BHG Securitization Trust 2022-A1	02/20/35	1.710	3,374,773
878,017	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	815,923
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,333,682
1,049,374	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	960,924
1,750,000	CFG Investments, Ltd. 2021-1[1]	05/20/32	5.820	1,678,355
2,000,000	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	1,929,420
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,598,607
1,070,000	Elm Trust 2020-3A1	08/20/29	2.954	1,032,561
2,490,000	Elm Trust 2020-4A1	10/20/29	2.286	2,355,472
59,969	FCI Funding LLC 2019-1A1	02/18/31	3.630	59,914
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,130,015
876,134	FNA LLC 2019-1[2]	12/10/31	3.000	867,373
1,670,000	FREED ABS Trust 2022-2CP1	05/18/29	4.490	1,642,221
1,447,377	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,334,364
1,362,326	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	1,254,624
4,270,000	Golub Capital Partners ABS Funding, Ltd. 2021-1A1	04/20/29	2.773	4,028,931
1,120,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	1,096,487
501,188	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	505,166
683,474	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	676,548
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,037,097
1,260,000	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,179,892
1,790,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,695,344
2,700,000	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A (3-Month USD-LIBOR + 1.060%)[1,3]	04/16/33	3.800	2,639,374
2,520,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	2,408,385
315,009	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,3]	02/25/44	4.200	311,672
149,427	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,3]	02/25/44	5.500	148,194
3,550,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	3,459,024
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month USD-LIBOR + 1.000%)[1,3]	07/17/32	3.740	3,836,006
2,180,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	1,994,683
1,219,187	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	1,213,528
2,930,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,892,496
5,630,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	5,210,786

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$69,520	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590%	$69,493
639,016	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	636,143
2,309,293	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	2,286,125
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD- LIBOR + 2.100%)[1,3]	08/20/27	3.578	1,940,004
654,061	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,3]	12/27/44	4.250	621,274
5,150,000	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	4,842,689
2,060,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	1,976,614
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,070,788
1,500,000	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	1,498,808
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	1,866,378
2,310,000	Southwick Park CLO LLC 2019-4A (3-Month USD-LIBOR + 1.060%)[1,3]	07/20/32	3.770	2,243,550
2,153,808	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	2,141,577
480,350	SWC Funding LLC 2018-1A1,2	08/15/33	4.750	467,313
1,542,149	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,458,078
4,829,781	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,336,351
5,827,053	VC 3 LS LP 2021-B1	10/15/41	4.750	5,127,807
2,007,118	VCP RRL ABS I Ltd. 2021-1A1	10/20/31	2.152	1,896,192
1,205,018	WRG Debt Funding IV LLC 2020-1[1,2]	07/15/28	6.535	1,204,102
	Total Asset Backed Securities
	(Cost $109,036,807)			103,648,074

	COMMERCIAL MORTGAGE BACKED SECURITIES (7.9%)
1,390,000	BPR Trust 2022-OANA (1-Month CME Term SOFR+ 2.697%)[1,3]	04/15/37	4.656	1,343,451

4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,3]	06/15/27	5.847	4,656,844
2,190,000	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,3]	02/15/38	2.973	2,165,328
1,250,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 2.664%)[1,3]	11/15/37	4.623	1,218,582
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,3]	11/15/31	4.184	621,254
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.250%)[1,2,3]	11/15/31	6.236	129,066
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 5.000%)[1,2,3]	11/15/31	7.015	1,069,567
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	883,343
3,540,000	CSMC 2018-SITE[1,3,4]	04/15/36	4.941	3,385,408
5,870,000	DFVI 2021-1A1,2	12/15/29	2.982	5,691,607
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.629	753,925

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$3,150,000	Intown Mortgage Trust 2022-D (1-Month CME Term SOFR + 4.134%)[1,3]	08/15/37	6.384%	$3,134,248
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	4.030	156,569
2,691,735	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD-LIBOR + 1.650%)[1,3]	05/15/36	3.649	2,612,645
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	3.854	5,617,547
1,085,792	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,039,295
3,964,429	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month USD-LIBOR + 1.200%)[1,3]	11/25/36	3.459	3,826,653
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	4.609	2,161,585
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	5.459	1,242,592
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.714%)[1,3]	07/15/38	3.815	881,249
9,507	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	9,491
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1-Month USD-LIBOR + 1.340%)[1,3]	02/15/37	3.339	2,810,102
	Total Commercial Mortgage Backed Securities
	(Cost $47,404,183)			45,410,351

	CORPORATE BONDS (44.8%)
	AEROSPACE/DEFENSE (1.4%)
2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400	2,098,860
3,250,000	Boeing Co.	05/01/23	4.508	3,259,328
2,700,000	Boeing Co.	02/01/28	3.250	2,510,003
				7,868,191
	AIRLINES (0.2%)
880,000	Delta Air Lines, Inc./SkyMiles IP, Ltd[1]	10/20/28	4.750	859,494

	AUTO MANUFACTURERS (0.4%)
2,230,000	General Motors Co.	10/15/29	5.400	2,229,047

	BANKS (7.2%)
2,790,000	ASB Bank Ltd. (5-Year CMT Index + 2.250%)[1,3]	06/17/32	5.284	2,790,039
1,635,000	Bank Leumi Le-Israel BM1	07/27/27	5.125	1,667,700
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,5]		4.375	5,363,325
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,363,338
3,095,000	Bank of Nova Scotia	03/11/27	2.951	2,978,445
1,735,000	HSBC Holdings, Plc	03/31/30	4.950	1,750,099
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[3]	06/04/31	2.848	978,394

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$2,020,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[3]	03/13/26	2.005%	$1,910,243
2,340,000	Lloyds Banking Group, Plc	05/08/25	4.450	2,351,619
2,440,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	2,265,751
1,410,000	Morgan Stanley (SOFR + 1.990%)[3]	04/28/26	2.188	1,342,660
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	2,000,324
3,310,000	Toronto-Dominion Bank	03/10/27	2.800	3,168,815
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%)[1,3]	05/12/28	4.751	1,527,534
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,5]		3.700	5,080,522
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,180,883
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,068,311
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,773,236
				41,561,238
	BEVERAGES (0.2%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,404,226

	BIOTECHNOLOGY (0.2%)
1,395,000	Amgen, Inc.	02/21/27	2.200	1,323,476

	BUILDING MATERIALS (0.4%)
2,530,000	James Hardie International Finance DAC[1]	01/15/28	5.000	2,340,625

	DIVERSIFIED FINANCIAL SERVICES (5.4%)
2,160,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	2,002,266
485,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	468,240
1,265,000	American Express Co.	03/04/27	2.550	1,208,755
1,250,000	American Express Co. (SOFR + 2.255%)[3]	05/26/33	4.989	1,288,618
2,330,000	Aviation Capital Group LLC[1]	12/15/24	5.500	2,311,890
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,587,263
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	897,962
3,055,000	Bread Financial Holdings, Inc.[1]	12/15/24	4.750	2,825,875
2,338,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,158,418
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,261,755
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,313,251
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,158,320
2,050,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375	1,971,157
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	4,344,186
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,407,713
				31,205,669

	ELECTRIC (1.7%)
1,840,000	Alabama Power Co.	03/15/32	3.050	1,746,639
1,635,000	Avista Corp.	04/01/52	4.000	1,506,714

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (continued)
$5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,5]		5.375%	$4,364,309
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	2,009,498
				9,627,160

	GAS (0.2%)
1,455,000	Southern California Gas Co.	04/15/27	2.950	1,424,505

	HEALTHCARE-SERVICES (0.4%)
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	1,954,698
490,000	Sutter Health	08/15/30	2.294	431,454
				2,386,152

	INSURANCE (10.5%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[3]	04/11/48	5.500	4,029,676
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	2,695,967
2,035,000	Athene Global Funding[1]	06/29/25	2.550	1,927,883
5,715,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	4,954,220
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,841,226
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	1,494,878
4,100,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	3,517,674
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,141,015
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,3]	04/01/41	6.625	4,669,700
965,000	First American Financial Corp.	08/15/31	2.400	763,093
2,720,000	Guardian Life Global Funding[1]	03/29/27	3.246	2,651,371
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,612,820
1,580,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%)[1,3]	05/23/42	5.875	1,645,238
1,180,000	New York Life Insurance Co.[1]	05/15/50	3.750	1,004,120
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,272,310
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	2,605,650
3,125,000	Stewart Information Services Corp.	11/15/31	3.600	2,671,677
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,3]	04/02/49	5.000	4,598,257
2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300	1,985,190
2,660,000	United Insurance Holdings Corp.	12/15/27	6.250	2,593,337
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	6,060,607
				60,735,909

	INVESTMENT COMPANIES (8.2%)
2,960,000	Apollo Investment Corp.	07/16/26	4.500	2,636,218
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,290,800
1,635,000	CION Investment Corp.[2]	02/11/26	4.500	1,519,107
5,725,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	5,206,659

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$200,000	Franklin BSP Lending Corp.[1]	12/30/22	4.750%	$199,116
2,930,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	2,827,075
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,315,147
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,297,826
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,213,500
2,580,000	Golub Capital BDC, Inc.	04/15/24	3.375	2,493,431
1,965,000	Main Street Capital Corp.	05/01/24	5.200	1,966,436
3,185,000	Morgan Stanley Direct Lending Fund	02/11/27	4.500	2,905,498
2,095,000	OFS Capital Corp.	02/10/26	4.750	1,956,426
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,382,704
2,560,000	Owl Rock Technology Finance Corp.[1]	06/30/25	6.750	2,539,728
2,535,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	2,342,400
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,807,690
3,050,000	Silver Point Specialty Credit Fund, L.P.[2]	11/04/26	4.000	2,837,593
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,678,519
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	2,807,288
				47,223,161

	OIL&GAS (1.0%)
2,280,000	Equinor ASA	04/06/25	2.875	2,257,245
860,000	Equinor ASA	05/22/30	2.375	781,745
2,610,000	Exxon Mobil Corp.	03/19/30	3.482	2,587,500
				5,626,490

	PACKAGING&CONTAINERS (0.2%)
1,465,000	AptarGroup, Inc.	03/15/32	3.600	1,343,134

	PHARMACEUTICALS (0.8%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,695,286
455,000	AbbVie, Inc.	05/14/35	4.500	461,561
450,000	AbbVie, Inc.	05/14/36	4.300	447,112
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	581,263
1,630,000	Bristol-Myers Squibb Co.	03/15/52	3.700	1,481,912
				4,667,134

	PIPELINES (2.6%)
4,045,000	Energy Transfer LP (3-Month USD-LIBOR + 4.028%)[3,5]		6.250	3,173,762
2,230,000	EnLink Midstream LLC[1]	01/15/28	5.625	2,164,573
2,230,000	EnLink Midstream Partners, LP	06/01/25	4.150	2,192,536
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,321,428
4,400,000	MPLX LP (3-Month USD-LIBOR + 4.652%)[3,5]		6.875	4,219,553
1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625	1,136,522
				15,208,374

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PRIVATE EQUITY (0.3%)
$2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,3]	01/14/50	4.950%	$1,811,781

	REAL ESTATE INVESTMENT TRUSTS (2.5%)
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman/TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	4,764,962
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	1,819,151
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	1,761,064
1,380,000	Scentre Group Trust 1/Scentre Group Trust 2[1]	02/12/25	3.500	1,350,158
1,945,000	Scentre Group Trust 1/Scentre Group Trust 2[1]	01/28/26	3.625	1,893,416
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,3]	09/24/80	5.125	1,144,421
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	1,892,785
				14,625,957
	RETAIL (0.5%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	2,894,440

	SEMICONDUCTORS (0.3%)
2,100,000	ams-OSRAM AG1	07/31/25	7.000	1,984,500

	TELECOMMUNICATIONS (0.2%)
875,000	Connect Finco S.a r.l. / Connect US Finco LLC[1]	10/01/26	6.750	855,776
	Total Corporate Bonds
	(Cost $278,181,739)			259,206,439

	LOAN PARTICIPATIONS AND ASSIGNMENTS (18.3%)
5,110,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[3]	04/20/28	7.460	5,026,963
3,333,418	AHP Health Partners, Inc. (1-Month USD-LIBOR + 3.500%)[3]	08/24/28	5.872	3,140,713
4,560,000	Air Canada (3-Month USD-LIBOR + 3.500%)[3]	08/11/28	4.250	4,382,479
2,376,227	AL NGPL Holdings LLC (3-Month USD-LIBOR + 3.750%)[3]	04/14/28	6.098	2,336,425
3,034,648	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	7.704	2,652,282
2,313,959	Allspring Buyer LLC (3-Month USD-LIBOR + 3.250%)[3]	11/01/28	5.563	2,250,325
955,000	Allspring Buyer LLC (3-Month CME Term SOFR + 4.000%)[3]	11/01/28	6.054	933,513
397,101	Athenahealth Group, Inc. (3-Month USD-LIBOR + 3.500%)[3]	02/15/29	3.500	377,743
2,342,899	Athenahealth Group, Inc. (1-Month CME Term SOFR + 3.500%)[3]	02/15/29	5.653	2,228,682
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[3]	01/15/25	3.876	1,155,466
1,941,796	Axalta Coating Systems Dutch Holding B BV Term B3 (3-Month USD-LIBOR + 1.750%)[3]	06/01/24	4.000	1,924,805
2,380,000	Bausch Health Companies, Inc. (1-Month CME Term SOFR + 5.250%)[3]	02/01/27	7.174	1,996,225

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS
	(continued)
$2,803,647	BCP Renaissance Parent LLC Term B3 (3-Month CME Term SOFR + 3.500%)[3]	11/02/26	5.554%	$2,725,369
1,383,322	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[3]	11/01/26	3.916	1,354,715
3,630,000	Central Parent, Inc. (3-Month CME Term SOFR + 4.500%)[3]	07/06/29	6.610	3,523,387
1,916,239	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[3]	04/30/26	5.622	1,840,624
3,860,631	Connect Finco S.a.r.l. (1-Month USD-LIBOR + 3.500%)[3]	12/11/26	5.880	3,709,835
2,500,000	Delos Finance S.a.r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	4.000	2,493,750
4,080,065	Eastern Power LLC (3-Month USD-LIBOR + 3.750%)[3]	10/02/25	6.000	3,352,671
2,412,965	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[3]	08/01/27	3.463	2,330,394
1,920,488	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (1-Month USD-LIBOR + 4.500%)[3]	08/18/28	6.872	1,858,072
1,813,995	GIP II Blue Holding, LP (3-Month USD-LIBOR + 4.500%)[3]	09/29/28	6.750	1,765,615
1,567,806	Global Medical Responce, Inc. (1-Month USD-LIBOR + 4.250%)[3]	03/14/25	6.622	1,494,966
763,812	Icon Plc. (3-Month USD-LIBOR + 2.250%)[3]	07/03/28	4.563	749,078
3,065,665	Icon Plc. (3-Month USD-LIBOR + 2.250%)[3]	07/03/28	4.563	3,006,528
4,970,946	ILPEA Parent, Inc. (1-Month USD-LIBOR + 4.500%)[3]	06/22/28	6.880	4,759,681
1,781,332	Iridium Satellite LLC Term B2 (1-Month USD-LIBOR + 2.500%)[3]	11/04/26	4.872	1,761,738
2,841,300	Jazz Pharmaceuticals Plc. (1-Month USD-LIBOR + 3.500%)[3]	05/05/28	5.872	2,771,461
2,280,000	LendingTree, Inc. Term B (1-Month USD-LIBOR + 3.750%)[3]	09/15/28	6.130	2,070,992
2,913,750	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[3]	01/31/25	4.372	2,856,203
3,042,375	Medline Borrower, LP (1-Month USD-LIBOR + 3.250%)[3]	10/23/28	5.622	2,900,722
3,062,325	MIP V Waste LLC (1-Month USD-LIBOR + 3.250%)[3]	12/08/28	5.622	2,960,258
3,051,938	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[3]	09/01/28	5.825	2,822,188
2,680,878	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[3]	10/01/25	5.527	2,645,463
5,588,550	OCM System One Buyer CTB LLC (1-Month CME Term SOFR + 4.000%)[3]	03/02/28	6.427	5,295,151
2,592,371	Organon & Co. (3-Month USD-LIBOR + 3.000%)[3]	06/02/28	4.625	2,543,764
3,080,000	Propulsion (BC) Midco S.a.r.l.[3]	02/10/29	6.270	2,956,800
2,110,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[3]	10/20/27	6.460	2,129,518
3,742,625	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[3]	04/21/28	6.533	3,595,727
1,134,400	Verscend Holding Corp. Term B (1-Month USD-LIBOR + 4.000%)[3]	08/27/25	6.372	1,102,501
1,804,190	Vistra Operations Company LLC (fka Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[3]	12/31/25	4.079	1,767,439

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS
	(continued)
$2,145,000	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[3]	05/30/25	4.122%	$2,113,275
	Total Loan Participations and Assignments
	(Cost $110,144,277)			105,663,506

	MUNICIPAL BONDS (1.0%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,250,330
5,605,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	4,766,469
	Total Municipal Bonds
	(Cost $7,334,374)			6,016,799

	PREFERRED STOCK (3.1%)
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,104,228
99,600	First Eagle Alternative Capital BDC, Inc.	05/25/26	5.000	2,370,480
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,177,096
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,292,264
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,028,020
114,000	Trinity Capital, Inc.	01/16/25	7.000	2,841,450
	Total Preferred Stock
	(Cost $18,770,836)			17,813,538

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.3%)
541,920	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000	532,736
745,930	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	725,342
387,597	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	378,700
	Total Residential Mortgage Backed Securities
	(Cost $1,670,833)			1,636,778

	U.S. TREASURY BONDS AND NOTES (4.0%)
25,950,000	U.S. Treasury Bond[6]	08/15/41	1.750	20,273,437
700,000	U.S. Treasury Note[6]	02/15/23	2.000	696,637
1,200,000	U.S. Treasury Note[6]	10/31/23	1.625	1,180,594
300,000	U.S. Treasury Note[6]	08/15/26	1.500	285,480
500,000	U.S. Treasury Note[6]	08/31/28	1.125	454,922
150,000	U.S. Treasury Note[6]	12/31/28	1.375	138,340
	Total U.S. Treasury Bonds and Notes
	(Cost $25,227,664)			23,029,410

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)
1,000,000	Federal Home Loan Bank Discount Notes[7]	08/01/22	0.000	1,000,000
	Total U.S. Government Agency Obligations
	(Cost $1,000,000)			1,000,000

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (0.7%)
$4,000,000	U.S. Treasury Bill[7]	08/16/22	0.000%	$3,996,690
300,000	U.S. Treasury Bill[6,7]	09/08/22	0.000	299,761
	Total U.S. Treasury Bills
	(Cost $4,296,451)			4,296,451

TOTAL INVESTMENTS (Cost $603,067,164)[8]	98.2%	$567,721,346
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.8%	10,284,827
NET ASSETS	100.0%	$578,006,173

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2022 was $252,063,178 or 43.6% of net assets.
[2]	Security that used significant unobservable inputs to determine fair value.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2022 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	Security issued with zero coupon. Income is recognized through accretion of discount.
[8]	The aggregate cost for federal income tax purposes is $603,067,164, the aggregate gross unrealized appreciation is $2,760,988 and the aggregate gross unrealized depreciation is $35,928,170, resulting in net unrealized depreciation of $33,167,182.

Abbreviations:

CMT – Constant Maturity Treasury.

LIBOR – London Interbank Offered Rate.

SOFR – Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2022:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Buy:
U.S. Long Bond	100	September 2022	$14,093,750	$14,400,000	$306,250
U.S. Treasury 5-Year Notes	462	September 2022	52,297,055	52,541,672	244,617
U.S. Treasury 10-Year Notes	694	September 2022	82,732,098	84,071,594	1,339,496
U.S. Ultra 10-Year Notes	163	September 2022	21,111,924	21,393,750	281,826
U.S. Ultra Bond	245	September 2022	38,833,163	38,786,563	(46,600)
					$2,125,589

Contracts to Sell:
U.S. Treasury 2-Year Notes	70	September 2022	$14,785,313	$14,732,266	$53,047
Net Unrealized Gain on Open Futures Contracts					$2,178,636

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2022
Asset Backed Securities	$–	$95,061,220	$8,586,854	$103,648,074
Commercial Mortgage Backed Securities	–	38,520,111	6,890,240	45,410,351
Corporate Bonds	–	248,347,233	10,859,206	259,206,439
Loan Participations and Assignments	–	105,663,506	–	105,663,506
Municipal Bonds	–	6,016,799	–	6,016,799
Preferred Stock	17,813,538	–	–	17,813,538
Residential Mortgage Backed Securities	–	1,636,778	–	1,636,778
U.S. Government Agency Obligations	–	1,000,000	–	1,000,000
U.S. Treasury Bonds and Notes	–	23,029,410	–	23,029,410
U.S. Treasury Bills	–	4,296,451	–	4,296,451
Total Investment, at value	$17,813,538	$523,571,508	$26,336,300	$567,721,346

Other Financial Instruments, at value
Financial Futures Contracts	$2,178,636	$–	$–	$2,178,636
Other Financial Instruments, at value	$2,178,636	$–	$–	$2,178,636

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2022:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2021	$11,932,402	$1,309,688	$4,687,961	$17,930,051
Purchases	2,270,000	5,870,000	7,170,000	15,310,000
Sales / Paydowns	(2,062,005)	-	-	(2,062,005)
Realized gains (losses)	1	-	-	1
Change in unrealized appreciation (depreciation)	(962,830)	(290,345)	(998,755)	(2,251,930)
Amortization	(3)	897	-	894
Transfers from Level 3	(5,127,807)	-	-	(5,127,807)
Transfers to Level 3	2,537,096	-	-	2,537,096
Balance as of July 31, 2022	$8,586,854	$6,890,240	$10,859,206	$26,336,300

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.